SCHEDULE II VALUATION AND QUALIFYING ACCOUNTS AND ALLOWANCE	12 Months Ended
Dec. 31, 2020
Valuation And Qualifying Accounts [Abstract]
SCHEDULE II VALUATION AND QUALIFYING ACCOUNTS AND ALLOWANCE

SCHEDULE II

UTSTARCOM HOLDINGS CORP.

VALUATION AND QUALIFYING ACCOUNTS AND ALLOWANCE

For the Years Ended December 31, 2020, 2019, and 2018

		Charged
	Balance at	(credited) to	Credited to		Balance at
	beginning of	costs and	other	(Deductions)	end of
Description	the period	expenses	accounts	Adjustments (1)	the period
Year ended December 31, 2020
Allowance for credit losses	$6,506	$9,441	$35	$—	$15,982
Tax valuation allowance	$193,788	$4,334	$—	$(8,869)	$189,253
Year ended December 31, 2019
Allowance for credit losses	$2,124	$4,396	$(14)	$—	$6,506
Tax valuation allowance	$206,630	$1,107	$—	$(13,949)	$193,788
Year ended December 31, 2018
Allowance for credit losses	$2,437	$812	$(280)	$(845)	$2,124
Tax valuation allowance	$236,332	$(1,679)	$—	$(28,023)	$206,630

(1)	Represents write-offs of allowance for credit losses and foreign exchange adjustments.